UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number: 028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		October 31, 2002

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100   1840220   45550  45550None   None  None        0None   45550
Allstate Corp.        Common  020002101   1192987   33558  33558None   None  None        0None   33558
Amer. Italian Pasta CoCommon  027070101    767335   21500  21500None   None  None        0None   21500
Automatic Data ProcessCommon  053015103    884549   25440  25440None   None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104  10451446  261941 261941None   None  None     3174None  258767
Berkshire Hathaway IncClass A 084670108     73900       1      1None   None  None        0None       1
Berkshire Hathaway IncClass B 084670207  12837720    5208   5208None   None  None       70None    5138
Buckeye Cellulose CorpCommon  11815H104    367500   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   1608268   33500  33500None   None  None        0None   33500
Cintas Corp.          Common  172908105    792288   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   4992396  104095 104095None   None  None        0None  104095
Colgate-Palmolive Co. Common  194162103   5189990   96200  96200None   None  None        0None   96200
Dell Computer Corp.   Common  247025109   7111610  302493 302493None   None  None     5000None  297493
Disney, (Walt) Co.    Common  254687106   4285528  283060 283060None   None  None     2400None  280660
Exxon Corp.           Common  302290101  13187460  413400 413400None   None  None     4800None  408600
Federal National MortgCommon  313586109   1089582   18300  18300None   None  None        0None   18300
General Electric Co.  Common  369604103  15677647  636010 636010None   None  None        0None  636010
Gilead Sciences Inc.  Common  375558103    415772   12400  12400None   None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104   1259480   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   1238782  106151 106151None   None  None     4000None  102151
Intel Corp.           Common  458140100  11026465  793842 793842None   None  None     8000None  785842
International BusinessCommon  459200101   1777989   30492  30492None   None  None     2000None   28492
JLG Industries Inc.   Common  466210101   1450409  180175 180175None   None  None     4500None  175675
Johnson & Johnson     Common  478160104  30965126  572580 572580None   None  None     6000None  566580
Kroger Company        Common  501044101   1532318  108675 108675None   None  None     4000None  104675
Leggett & Platt Inc.  Common  524660107  10276393  519272 519272None   None  None     7400None  511872
Lowes Companies, Inc. Common  548661107   6056406  146290 146290None   None  None     3000None  143290
Merck & Co. Inc.      Common  589331107  22335414  488633 488633None   None  None     3000None  485633
Microsoft Corp.       Common  594918104  12267320  280460 280460None   None  None        0None  280460
Herman Miller Inc.    Common  600544100   5345636  300993 300993None   None  None     4500None  296493
Molex Inc.            Common  608554101   5178963  220194 220194None   None  None     1757None  218437
Molex Inc. Class A    Class A 608554200   6997077  333210 333210None   None  None     4882None  328328
Motorola, Inc         Common  620076109   3338775  327974 327974None   None  None     5400None  322574
Napro Biotherapeutics Common  630795102     39200   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104   8272449  219312 219312None   None  None     4200None  215112
Old Second Bancorp, InCommon  680277100   2718531   71203  71203None   None  None        0None   71203
Pepsico, Inc          Common  713448108  10855910  293800 293800None   None  None     3000None  290800
Qualcomm, Inc.        Common  747525103   8319973  301230 301230None   None  None     3000None  298230
SBC Communications, InCommon  78387G103   1316168   65481  65481None   None  None     1579None   63902
Schering- Plough, Inc.Common  806605101  10029696  470436 470436None   None  None     3000None  467436
Schlumberger, Ltd.    Common  806857108   4642891  120720 120720None   None  None        0None  120720
State Street Corp.    Common  857119101  21751036  562915 562915None   None  None     5200None  557715
Strattec Security CorpCommon  863111100    765300   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  13903208  489722 489722None   None  None     7000None  482722
Tellabs Inc           Common  879664100    393610   96710  96710None   None  None     3500None   93210
Tetra Tech Inc.       Common  88162G103    116854   14625  14625None   None  None        0None   14625
Thermo Electron Corp. Common  883556102   2662853  165087 165087None   None  None     3375None  161712
Toll Brothers, Inc.   Common  889478103    673940   31000  31000None   None  None        0None   31000
Walgreen Co.          Common  931422109  19195470  624040 624040None   None  None     6600None  617440
Wyeth                 Common  983024100   1329240   41800  41800None   None  None        0None   41800
YUM! Brands Inc       Common  988498101    288738   10420  10420None   None  None      600None    9820


COLUMN TOTALS                           311087817
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